Income taxes - FY (Tables)	12 Months Ended
Dec. 31, 2015
Income taxes [Abstract]
Components of Income Tax Expense (Benefit)
Income tax expense includes the following components for the years ending December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Current federal income tax expense	$12,163	$8,731	$3,840
Deferred federal income tax benefit	(879)	(2,231)	(4,004)
Income tax expense (benefit)	$11,284	$6,500	$(164)

Effective Income Tax Rate Reconciliation
The Company’s effective income tax rate on income before income taxes differs from the prevailing federal income tax rate and is summarized as follows:

	Year ended December 31,
	2015	2014	2013
	(in thousands)
Income tax expense at federal income tax rate of 35%	$11,745	$6,815	$4,236
Change in deferred tax valuation allowance	—	—	(4,251)
Tax-exempt investment income	(436)	(236)	(148)
Other	(25)	(79)	(1)
Total	$11,284	$6,500	$(164)

Deferred Tax Assets and Liabilities
The significant components of the net deferred tax asset at the current prevailing tax rate are summarized as follows:

	December 31,
	2015	2014
	(in thousands)
Deferred tax assets:
Unpaid losses and loss adjustment expenses	$3,143	$2,492
Unearned premiums	2,967	2,288
Organizational costs	1,704	1,890
State operating loss carryforwards	365	306
Allowance for doubtful accounts	731	209
Deferred policy acquisition costs, net of ceding commissions	594	1,317
Other	319	387
Deferred tax assets before allowance	9,823	8,889
Less: valuation allowance	(529)	(489)
Total deferred tax assets	9,294	8,400

Deferred tax liabilities:
Unrealized gain on investments	959	1,802
Intangible assets	1,238	1,238
Other	275	259
Total deferred tax liabilities	2,472	3,299
Net deferred tax assets	$6,822	$5,101

Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for 2015 and 2014 was as follows:

	December 31,
	2015	2014
	(in thousands)
Balance at beginning of year	$1,234	$1,356
Decreases for tax positions taken during prior years	(122)	(122)
Balance at end of year	$1,112	$1,234